Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025
Condensed Consolidated Statements of Comprehensive Income
Net income (loss)	$ 3,411	$ 6,810	$ 6,038	[1]	$ 14,391	[1]
Other comprehensive income, net of tax	0	0	0		0
Comprehensive income (loss)	$ 3,411	$ 6,810	$ 6,038		$ 14,391

[1]	Included in net income (loss) is interest paid amounting to $27.0 million and $29.5 million for the six months ended June 30, 2026 and 2025, respectively.